Trade Accounts Receivable	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE

NOTE 4 – TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable consisted of the following:

	March 31, 2022	March 31, 2021
Accounts receivable	$19,215,143	$16,304,240
Less: allowance for doubtful accounts	(2,478,648)	(2,880,513)
Trade accounts receivable, net	$16,736,495	$13,423,728

For the years ended March 31, 2022 and 2021, $341,102 and $118,349 in accounts receivable were directly written off, respectively. As of March 31, 2022, $505,348 were pledged as collateral for borrowings from financial institutions. As of March 31, 2021, $509,109 were pledged as collateral for borrowings from financial institutions.